Schedule of Investments (unaudited)
January 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 100.5%
Government National Mortgage Association
1.50%, 10/20/51	$395	$298,151
2.00%, 07/20/50	34	27,333
2.00%, 08/20/50	697	559,156
2.00%, 09/20/50	6,436	5,165,888
2.00%, 12/20/50	1,257	1,008,147
2.00%, 01/20/51	1,916	1,535,099
2.00%, 02/20/51	18,012	14,432,595
2.00%, 03/20/51	5,829	4,675,386
2.00%, 08/20/51	1,800	1,443,180
2.00%, 12/20/51	13,038	10,449,309
2.00%, 01/20/52	8,140	6,516,464
2.00%, 02/20/52	7,977	6,386,239
2.00%, 02/15/55(a)	1,500	1,201,172
2.50%, 01/15/28	2	1,670
2.50%, 02/20/28	2	2,356
2.50%, 01/20/31	57	54,008
2.50%, 07/20/35	983	910,998
2.50%, 04/20/43	11	9,719
2.50%, 12/20/46	1,028	871,764
2.50%, 01/20/47	101	85,676
2.50%, 06/20/50	2,788	2,341,546
2.50%, 08/20/50	9,596	7,991,333
2.50%, 09/20/50	3,457	2,878,718
2.50%, 01/20/51	2,915	2,439,080
2.50%, 02/20/51	2,189	1,831,984
2.50%, 05/20/51	8,482	7,096,395
2.50%, 07/20/51	9,950	8,321,053
2.50%, 08/20/51	10,722	8,966,225
2.50%, 09/20/51	5,292	4,424,753
2.50%, 12/20/51	3,670	3,070,448
2.50%, 04/20/52	5,404	4,518,285
2.50%, 05/20/52	853	713,460
2.50%, 06/20/52	1,006	840,959
2.50%, 02/20/55(a)	2,675	2,236,276
3.00%, 07/15/27	1	1,119
3.00%, 09/15/27	2	1,956
3.00%, 01/20/31	72	69,171
3.00%, 07/20/31	113	107,969
3.00%, 02/20/32	94	89,950
3.00%, 09/15/42	4	3,912
3.00%, 10/15/42	27	24,487
3.00%, 01/20/43	271	242,475
3.00%, 07/15/43	48	42,628
3.00%, 09/20/43	563	501,220
3.00%, 01/15/44	1,581	1,407,960
3.00%, 08/20/44	307	272,883
3.00%, 05/20/45	221	195,224
3.00%, 07/20/45	61	54,350
3.00%, 10/20/45	99	87,815
3.00%, 12/20/45	1,241	1,098,094
3.00%, 01/20/46	399	352,926
3.00%, 02/20/46	416	367,571
3.00%, 03/20/46	1,524	1,349,087
3.00%, 04/20/46	1,011	893,352
3.00%, 05/20/46	1,281	1,133,808
3.00%, 06/20/46	453	401,077
3.00%, 08/20/46	2,979	2,632,133
3.00%, 09/20/46	1,951	1,723,422
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/15/46	$116	$102,696
3.00%, 12/20/46	344	303,473
3.00%, 02/15/47	139	123,008
3.00%, 02/20/47	389	343,771
3.00%, 06/20/47	45	39,711
3.00%, 07/20/47	776	682,931
3.00%, 10/20/47	254	223,645
3.00%, 02/20/48	36	31,429
3.00%, 04/20/49	1,577	1,387,214
3.00%, 07/20/49	322	282,151
3.00%, 09/20/49	25	21,916
3.00%, 10/15/49	639	555,706
3.00%, 11/20/49	972	850,152
3.00%, 01/20/50	894	782,023
3.00%, 04/20/50	6,840	5,980,173
3.00%, 08/20/50	1,383	1,207,423
3.00%, 03/20/51	1,485	1,294,636
3.00%, 04/20/51	2,740	2,389,986
3.00%, 08/20/51	2,562	2,230,283
3.00%, 10/20/51	1,034	900,807
3.00%, 11/20/51	1,764	1,536,097
3.00%, 12/20/51	1,486	1,293,878
3.00%, 02/20/52	4,768	4,150,654
3.00%, 03/20/52	348	299,700
3.00%, 04/20/52	488	421,702
3.00%, 07/20/52	401	349,083
3.00%, 10/20/52	3,064	2,665,251
3.00%, 02/20/55(a)	1,775	1,544,571
3.50%, 02/15/26	0 (b)	288
3.50%, 11/15/26	0 (b)	426
3.50%, 02/20/27	1	1,335
3.50%, 01/20/31	25	23,986
3.50%, 07/20/32	66	63,825
3.50%, 09/15/41	3	2,978
3.50%, 06/20/42	2,180	1,979,193
3.50%, 09/15/42	6	5,915
3.50%, 09/20/42	94	86,471
3.50%, 10/15/42	3	2,711
3.50%, 10/20/42	223	204,116
3.50%, 11/15/42	18	16,530
3.50%, 11/20/42	731	669,769
3.50%, 12/20/42	78	71,129
3.50%, 02/20/43	635	581,116
3.50%, 03/15/43	26	23,288
3.50%, 05/15/43	25	23,076
3.50%, 06/15/43	106	96,343
3.50%, 04/20/45	216	197,160
3.50%, 06/20/45	80	72,523
3.50%, 09/20/45	2,376	2,162,258
3.50%, 11/20/45	9	7,880
3.50%, 12/20/45	59	54,009
3.50%, 03/20/46	301	274,600
3.50%, 04/20/46	48	43,154
3.50%, 06/20/46	458	415,390
3.50%, 07/20/46	2,715	2,464,183
3.50%, 11/20/46	8	7,409
3.50%, 12/20/46	114	103,528
3.50%, 01/20/47	41	37,324
3.50%, 02/20/47	101	91,329
3.50%, 03/20/47	205	185,704
3.50%, 04/20/47	884	799,033

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/47	$400	$361,995
3.50%, 10/20/47	309	279,143
3.50%, 12/20/47	509	457,587
3.50%, 01/20/48	14	12,286
3.50%, 04/20/48	86	76,994
3.50%, 05/20/48	266	240,689
3.50%, 09/20/48	28	25,586
3.50%, 11/20/48	548	495,079
3.50%, 03/20/49	6,319	5,713,346
3.50%, 09/20/49	170	153,140
3.50%, 10/20/49	206	185,647
3.50%, 04/20/50	3,027	2,730,199
3.50%, 05/20/50	304	273,828
3.50%, 04/20/52	1,231	1,105,415
3.50%, 07/20/52	1,988	1,784,188
3.50%, 08/20/52	423	380,080
3.50%, 11/20/52	5,318	4,772,990
3.50%, 12/20/52	2,882	2,586,695
3.50%, 02/15/55(a)	4,275	3,825,123
4.00%, 03/20/26	0 (b)	256
4.00%, 07/20/26	0 (b)	254
4.00%, 02/15/41	5	4,764
4.00%, 03/15/41	4	4,008
4.00%, 04/15/41	18	17,504
4.00%, 05/15/41	5	4,473
4.00%, 12/15/41	5	4,765
4.00%, 01/15/42	4	4,129
4.00%, 02/15/42	14	13,698
4.00%, 03/15/42	29	27,233
4.00%, 05/15/42	6	5,681
4.00%, 08/15/42	6	5,430
4.00%, 09/20/42	170	160,785
4.00%, 04/15/44	22	21,019
4.00%, 05/15/44	36	34,195
4.00%, 08/20/44	20	18,432
4.00%, 10/20/44	212	199,439
4.00%, 03/20/45	863	811,548
4.00%, 08/15/45	2,443	2,294,150
4.00%, 08/20/45	337	316,401
4.00%, 09/20/45	5,257	4,940,374
4.00%, 10/20/45	4	3,952
4.00%, 01/20/46	7	6,677
4.00%, 03/20/46	82	76,767
4.00%, 07/20/46	8	7,456
4.00%, 09/20/46	236	221,068
4.00%, 11/20/46	93	86,854
4.00%, 12/15/46	15	14,448
4.00%, 05/20/47	23	21,836
4.00%, 06/20/47	1,335	1,247,030
4.00%, 07/20/47	270	252,038
4.00%, 08/20/47	5	4,862
4.00%, 11/20/47	80	74,803
4.00%, 03/20/48	51	47,495
4.00%, 04/20/48	342	318,209
4.00%, 05/20/48	2,737	2,547,125
4.00%, 06/20/48	977	909,465
4.00%, 07/20/48	290	270,260
4.00%, 11/20/48	439	408,802
4.00%, 09/15/49	158	146,465
4.00%, 01/20/50	380	352,992
4.00%, 02/20/50	8	7,765
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 09/20/52	$799	$738,097
4.00%, 10/20/52	2,036	1,879,722
4.00%, 12/20/52	512	472,393
4.00%, 05/20/53	1,216	1,122,414
4.00%, 06/20/53	2,476	2,286,141
4.00%, 03/20/54	197	180,927
4.00%, 02/15/55(a)	3,750	3,452,930
4.50%, 08/15/39	62	60,614
4.50%, 07/15/40	15	14,137
4.50%, 08/15/40	25	24,585
4.50%, 07/20/41	1,191	1,158,617
4.50%, 11/20/45	155	150,140
4.50%, 08/20/46	261	252,279
4.50%, 09/20/46	41	40,146
4.50%, 10/20/46	43	42,038
4.50%, 11/20/46	44	42,466
4.50%, 04/20/47	4	4,089
4.50%, 06/20/47	5	4,972
4.50%, 07/20/47	1,768	1,703,109
4.50%, 02/20/48	247	236,386
4.50%, 06/20/48	16	15,631
4.50%, 07/20/48	102	98,114
4.50%, 08/20/48	89	85,184
4.50%, 09/20/48	1,016	973,363
4.50%, 10/20/48	721	690,825
4.50%, 12/20/48	755	723,880
4.50%, 01/20/49	506	485,076
4.50%, 03/20/49	12	11,871
4.50%, 06/20/49	489	468,422
4.50%, 08/20/49	149	143,158
4.50%, 10/20/49	108	103,242
4.50%, 01/20/50	579	554,775
4.50%, 08/20/52	387	367,168
4.50%, 10/20/52	2,193	2,079,533
4.50%, 03/20/53	5,662	5,376,152
4.50%, 05/20/53	1,189	1,124,887
4.50%, 06/20/53	4,371	4,137,313
4.50%, 07/20/53	1,187	1,122,927
4.50%, 10/20/54	1,235	1,167,176
4.50%, 02/20/55(a)	3,575	3,380,609
5.00%, 07/15/39	14	14,450
5.00%, 07/20/42	86	86,520
5.00%, 07/20/46	34	33,682
5.00%, 04/20/48	34	33,982
5.00%, 05/20/48	180	177,465
5.00%, 11/20/48	41	40,740
5.00%, 12/20/48	40	39,548
5.00%, 01/20/49	117	115,231
5.00%, 04/20/49	7	7,260
5.00%, 09/20/50	166	164,754
5.00%, 07/20/52	3,479	3,393,191
5.00%, 08/20/52	820	799,650
5.00%, 09/20/52	1,760	1,716,540
5.00%, 12/20/52	2,982	2,908,417
5.00%, 01/20/53	824	803,973
5.00%, 04/20/53	2,838	2,763,189
5.00%, 05/20/53	5,573	5,426,142
5.00%, 06/20/53	1,067	1,039,314
5.00%, 07/20/53	4,199	4,089,139
5.00%, 09/20/54	516	500,727
5.00%, 11/20/54	4,155	4,034,038

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/15/55(a)	$4,493	$4,366,127
5.50%, 10/15/38	10	10,460
5.50%, 07/20/40	143	146,157
5.50%, 12/20/52	2,743	2,734,415
5.50%, 01/20/53	1,124	1,119,730
5.50%, 03/20/53	647	643,911
5.50%, 04/20/53	9,100	9,060,916
5.50%, 05/20/53	423	421,247
5.50%, 06/20/53	167	166,458
5.50%, 09/20/53	2,985	2,971,640
5.50%, 11/20/53	2,419	2,408,830
5.50%, 01/20/54	4,090	4,072,671
5.50%, 08/20/54	1,277	1,267,087
5.50%, 01/20/55	1,000	992,493
5.50%, 02/20/55(a)	7,050	6,999,328
6.00%, 09/20/38	13	13,965
6.00%, 02/20/53	240	243,182
6.00%, 09/20/53	2,686	2,722,000
6.00%, 10/20/53	1,292	1,309,572
6.00%, 12/20/53	1,096	1,111,098
6.00%, 06/20/54	968	976,148
6.00%, 07/20/54	2,375	2,396,046
6.00%, 08/20/54	4,658	4,698,833
6.00%, 09/20/54	1,499	1,512,216
6.00%, 10/20/54	3,508	3,538,773
6.00%, 11/20/54	1,543	1,556,262
6.00%, 01/20/55	1,150	1,160,424
6.00%, 02/15/55(a)	2,640	2,662,275
6.50%, 07/20/54	6,188	6,309,369
6.50%, 08/20/54	4,779	4,877,096
6.50%, 11/20/54	222	226,312
6.50%, 12/20/54	699	713,657
6.50%, 01/20/55	438	447,410
6.50%, 02/15/55(a)	1,785	1,819,110
		351,335,058
Total Long-Term Investments — 100.5% (Cost: $376,209,399)		351,335,058
Security	Shares	Value
Short-Term Securities
Money Market Funds — 8.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.35%(c)(d)	28,430,000	$28,430,000
Total Short-Term Securities — 8.1% (Cost: $28,430,000)		28,430,000
Total Investments Before TBA Sales Commitments — 108.6% (Cost: $404,639,399)		379,765,058
	Par (000)
TBA Sales Commitments(a)
Mortgage-Backed Securities — (1.2)%
Government National Mortgage Association
2.00%, 02/15/55	(725)	(580,566)
2.50%, 02/20/55	(1,100)	(919,590)
3.00%, 02/20/55	(675)	(587,372)
4.00%, 02/15/55	(875)	(805,684)
6.00%, 02/15/55	(650)	(655,484)
6.50%, 02/15/55	(500)	(509,477)
Total TBA Sales Commitments — (1.2)% (Proceeds: $(3,993,996))		(4,058,173)
Total Investments, Net of TBA Sales Commitments — 107.4% (Cost: $400,645,403)		375,706,885
Liabilities in Excess of Other Assets — (7.4)%		(26,082,673)
Net Assets — 100.0%		$349,624,212

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,400,000	$4,030,000 (a)	$—	$—	$—	$28,430,000	28,430,000	$346,316	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares® GNMA Bond ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$351,335,058	$—	$351,335,058
Short-Term Securities
Money Market Funds	28,430,000	—	—	28,430,000
Liabilities
Investments
TBA Sales Commitments	—	(4,058,173)	—	(4,058,173)
	$28,430,000	$347,276,885	$—	$375,706,885

Portfolio Abbreviation
TBA	To-Be-Announced